Commitments and Contingencies	12 Months Ended
Dec. 31, 2021
Commitments and Contingencies Disclosure [Abstract]
COMMITMENTS AND CONTINGENCIES
19.	COMMITMENTS AND CONTINGENCIES

Contingencies

From time to time, the Company may be subject to certain legal proceedings, claims and disputes that arise in the ordinary course of business. Although the outcomes of these legal proceedings cannot be predicted, the Company does not believe these actions, in the aggregate, will have a material adverse impact on its financial position, results of operations or liquidity.

Lease commitment

As of December 31, 2021, the Company leases offices space under six non-cancelable operating lease arrangements, three of which had a term over 12 months. The Company considers those renewal or termination options that are reasonably certain to be exercised in the determination of the lease term and initial measurement of right of use assets and lease liabilities. Lease expense for lease payment is recognized on a straight-line basis over the lease term.

The Company determines whether a contract is or contains a lease at inception of the contract and whether that lease meets the classification criteria of a fidarnance or operating lease. When available, the Company discounted lease payments based on an estimate of its incremental borrowing rate to present value.

The Company’s lease agreements do not contain any material residual value guarantees or material restrictive covenants.

The table below presents the operating lease related assets and liabilities recorded on the balance sheet.

	December 31, 2021	December 31, 2020
Rights of use lease assets	$205,824	$65,137

Operating lease liabilities, current	88,968	62,160
Operating lease liabilities, noncurrent	112,591	-
Total operating lease liabilities	$201,559	$62,160

As of December 31, 2021 and 2020, the weighted average remaining lease term was 1.38 years and 0.39 years, respectively, and discount rates were 4.75% - 4.90% for all of the operating leases.

Rental expense for the years ended December 31, 2021, 2020, and 2019 were $426,152, $312,675 and $307,864, respectively. For the years ended   December 31, 2021, 2020 and 2019,   the cash payment for amounts included in the measurement of lease liabilities was $480,636, $350,934, and $371,886, respectively.

The following is a schedule, by years, of maturities of lease liabilities as of December 31, 2021:

2022	$96,342
2023	35,330
2024	26,363
2025	26,363
2026 and thereafter	26,363
Total lease payments	210,761
Less: imputed interest	(9,202)
Present value of lease liabilities	$201,559